Other Operating Income And Expense - Operating Income (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive Income [Abstract]
Gain from insurance claims (1)	[1]	$ 4,852	$ 2,536	$ 9,244
Gain from provisions		0	26	2,063
Gain on sale of assets		0	0	28
Other income		269	0	705
Total		$ 5,121	$ 2,562	$ 12,040

[1]	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24). For the year ended December 31, 2018, includes $9,197 related to insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay.